Change in Accounting Principle	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Change in Accounting Principle
Change in Accounting Principle

During the first quarter of 2015, the Company elected to early adopt the provisions of ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs”.  In accordance with provisions of the FASB ASU topic on “Accounting Changes and Error Corrections” all prior periods presented have been retrospectively adjusted to apply the change in accounting principle.  For a summary of the adjustments, see below:

	Previous Accounting Method	Effect of Change In	As Reported
(thousands of dollars)	December 31, 2014	Accounting Principle	December 31, 2014
Other assets	$14,736	(4,193)	10,543

Long-term debt	$492,443	(4,193)	488,250

	As Originally Reported	Effect of Change In	As Currently Reported
	December 31, 2013	Accounting Principle	December 31, 2013
Other assets	$7,864	(6,197)	1,667

Long-term debt	$547,578	(6,197)	541,381